Schedule of commitments and contingencies (Details) - SEK (kr) kr in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade payables (including accruals)	kr 411,043	kr 265,701	kr 376,292
Right-of-use asset	kr 664,696	578,494	586,920	kr 505,602
BYD Motors LLC [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		354	1,133
Trade payables (including accruals)		121,757	140,085
Right-of-use asset
Lease liability
Voltera Power LLC [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables
Trade payables (including accruals)		68,220	42,631
Right-of-use asset		266,030	345,200
Lease liability		305,486	375,087
Maersk [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		15,578	27,645
Trade payables (including accruals)
Right-of-use asset
Lease liability